Note 2 - Summary of Significant Accounting Policies (FY) (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Summary of Significant Accounting Policies
Schedule of Revenue by Major Customers by Reporting Segments

The following table presents our revenue by customer, on a proportional basis, for the three and nine months ended September 30, 2020 and 2019.

	Three Months Ended			Nine Months Ended
	September 30,			September 30,
Customer	2020	2019	Variance	2020	2019	Variance
Department of Defense	100.0%	90.0%	10.0%	81.2%	60.2%	-21.0%
Incuron	0.0%	10.0%	(10.0)%	18.8%	39.8%	-21.0%
Total	100.0%	100.0%	—%	100.0%	100.0%	—%

The following table presents our revenue by customer, on a proportional basis, for the periods indicated:

	Years ended December 31,
	2019	2018	Variance
U.S. Department of Defense	64.5%	46.3%	18.2%
Incuron, Inc	35.5%	53.7%	(18.2)%
	100.0%	100.0%	—%

Property Plant and Equipment Useful Lives

Equipment is depreciated using the straight-line method over the estimated useful lives of the respective assets as follows:

Asset Category	Estimated Useful Life (in Years)
Laboratory equipment	5
Furniture and fixtures	5
Computer equipment	3

Schedule of Accumulated Other Comprehensive Income (Loss)
The following table presents the changes in accumulated other comprehensive loss for the .

Gains and losses on foreign exchange translations
Beginning balance	$(568,030)
Other comprehensive income (loss) before reclassifications	(76,992)
Amounts reclassified from accumulated other comprehensive loss	—
Ending balance	$(645,022)

The following table presents the changes in accumulated other comprehensive loss for the year ended December 31,

Gains and losses on foreign exchange translations
Beginning balance	$(611,370)
Other comprehensive income (loss) before reclassifications	43,340
Ending balance	$(568,030)

Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share

The Company has excluded the following securities from the calculation of diluted net loss per share because all such securities were antidilutive for the periods presented. Additionally, there were no dilutive securities outstanding as of September 30, 2020.

	As of September 30,
Common Equivalent Securities	2020	2019
Warrants	974,090	327,253
Options	76,879	136,289
Total	1,050,969	463,542

The Company has excluded the following securities from the calculation of diluted net loss per share because all such securities were antidilutive for the periods presented:

	As of December 31,
Common Equivalent Securities	2019	2018
Warrants	327,253	528,054
Options	136,105	160,076
Total	463,358	688,130